Key developments - Kensington litigation settlement (Details) - Kensington $ in Thousands, oz in Millions		1 Months Ended
	Mar. 28, 2024 USD ($) oz	Apr. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)
Key Developments
Consideration to be received	$ 6,750		$ 3,750
Consideration received		$ 3,000
Subjected cap of ounces of gold for net smelter return royalty | oz	2
Period from January 1, 2024 through to December 31, 2026
Key Developments
Rate of net smelter returns for payment of royalty (in percent)	1.25%
Period from January 1, 2027
Key Developments
Rate of net smelter returns for payment of royalty (in percent)	1.50%